Business Combination - Reverse Recapitalization (Details) - USD ($)		8 Months Ended	9 Months Ended
	May 13, 2024	Dec. 31, 2024	Dec. 31, 2024
Business Combination Segment Allocation [Line Items]
Gross cash proceeds from SEAC trust account, net of redemptions			$ 75,700,000
Gross cash proceeds from PIPE Investment, net of Reduction Rights exercised	$ 254,300,000	$ 254,300,000	254,300,000
Total gross cash proceeds			330,000,000
Less: SEAC warrant exchange payment			(12,500,000)
Less: SEAC transaction costs			(20,100,000)
Less: Lionsgate Studios transaction costs			(19,200,000)
Net proceeds from the Business Combination and related equity issuances per the condensed consolidated statement of equity (deficit)			278,200,000
Add: Transaction costs accrued and not paid, net of transaction costs previously paid			3,500,000
Net cash proceeds from the Business Combination and related equity issuances per the condensed consolidated statement of cash flows			$ 281,700,000
Issuance of common shares (in shares)			193,927
SEAC
Business Combination Segment Allocation [Line Items]
Issuance of common shares (in shares)	7,027,873
SEAC Public Warrants
Business Combination Segment Allocation [Line Items]
Shares issued, price per share (in dollars per share)		$ 0.5	$ 0.5
Warrants outstanding		$ 0	$ 0
PIPE Investors
Business Combination Segment Allocation [Line Items]
Net cash proceeds from the Business Combination and related equity issuances per the condensed consolidated statement of cash flows	$ 25,759,430
Issuance of common shares (in shares)	25,759,430		16,218,402